Loan operations and lease operations portfolio	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Loan operations and lease operations portfolio

Note 10 - Loan operations and lease operations portfolio

a)	Composition of loan operations and lease operations

Below is the composition of the carrying amount of loan operations and lease operations by type, sector of debtor, maturity and concentration:

Loan operations and lease operations by type	12/31/2018	12/31/2017
Individuals	212,564	193,385
Credit card	78,255	67,413
Personal loan	29,543	27,295
Payroll loans	46,878	44,716
Vehicles	15,920	14,165
Mortgage loans	41,968	39,796
Corporate	102,643	107,647
Small and medium businesses	68,812	60,290
Foreign loans - Latin America	152,072	136,397

Total Loan Operations and Lease Operations	536,091	497,719

Provision for Expected Loss (*)	(33,509)	(36,469)

Total loan operations and lease operations, net of allowance for Expected Credit Loss	502,582	461,250

(*)	Comprises Provision for Expected Loss for Financial Guarantees Pledged R$ (1,191) (R$ (1,907) at 12/31/2017) and Commitments to be Released R$ (2,601) (R$ (3,015) at 12/31/2017).

By maturity	12/31/2018	12/31/2017
Overdue as from 1 day	19,563	21,974
Falling due up to 3 months	144,812	127,402
Falling due more than 3 months but less than 1 year	127,805	116,089
Falling due after 1 year	243,911	232,254

Total loan operations and lease operations	536,091	497,719

By concentration (*)	12/31/2018	12/31/2017
Largest debtor	5,193	4,079
10 largest debtors	31,564	28,958
20 largest debtors	47,433	46,313
50 largest debtors	73,358	74,772
100 largest debtors	98,675	101,149

(*)	The amounts include Financial Guarantees Pledged

The breakdown of the Loan and lease operations portfolio by debtor’s industry is evidenced in Note 32, item 1.4.1 - By business sector.

b)	Gross Carrying Amount (Loan Portfolio)

Reconciliation of gross portfolio of Loan Operations and Lease Operations, segregated by stages:

Stage 1	Beginning balance at 12/31/2017	Transfer to Stage 2	Transfer to Stage 3	Cure from the Stage 2	Cure from the Stage 3	Derecognition	Acquisition / (Settlement)	Closing balance at 12/31/2018
Individuals	161,364	(15,847)	(1,921)	5,820	0	0	28,072	177,488
Credit card	57,073	(6,361)	(471)	3,335	0	0	11,651	65,227
Personal loans	12,290	(4,854)	(908)	665	0	0	6,932	14,125
Payroll loans	42,115	(1,882)	(431)	542	0	0	3,812	44,156
Vehicles	12,550	(1,442)	(104)	322	0	0	3,027	14,353
Mortgage loans	37,336	(1,308)	(7)	956	0	0	2,650	39,627
Corporate	91,442	(726)	(137)	1,629	113	0	(1,605)	90,716
Small and medium businesses	47,132	(4,891)	(742)	2,849	22	0	12,729	57,099
Foreign loans - Latin America	117,448	(10,913)	(1,261)	9,691	132	0	19,226	134,323

Total	417,386	(32,377)	(4,061)	19,989	267	0	58,422	459,626

Stage 2	Beginning balance at 12/31/2017	Transfer to Stage 1	Transfer to Stage 3	Cure from the Stage 1	Cure from the Stage 3	Derecognition	Acquisition / (Settlement)	Closing balance at 12/31/2018
Individuals	13,032	(5,820)	(7,796)	15,847	1,018	0	748	17,029
Credit card	6,027	(3,335)	(2,794)	6,361	60	0	2,170	8,489
Personal loans	3,108	(665)	(2,970)	4,854	611	0	(511)	4,427
Payroll loans	733	(542)	(1,136)	1,882	131	0	(44)	1,024
Vehicles	987	(322)	(598)	1,442	65	0	(552)	1,022
Mortgage loans	2,177	(956)	(298)	1,308	151	0	(315)	2,067
Corporate	3,833	(1,629)	(1,032)	726	1,347	0	(1,023)	2,222
Small and medium businesses	6,001	(2,849)	(1,610)	4,891	505	0	(1,063)	5,875
Foreign loans - Latin America	13,028	(9,691)	(3,025)	10,913	1,002	0	(459)	11,768

Total	35,894	(19,989)	(13,463)	32,377	3,872	0	(1,797)	36,894

Stage 3	Beginning balance at 12/31/2017	Transfer to Stage 1	Transfer to Stage 2	Cure from the Stage 1	Cure from the Stage 2	Derecognition	Acquisition / (Settlement)	Closing balance at 12/31/2018
Individuals	18,989	0	(1,018)	1,921	7,796	(8,520)	(1,121)	18,047
Credit card	4,313	0	(60)	471	2,794	(3,155)	176	4,539
Personal loans	11,897	0	(611)	908	2,970	(3,724)	(449)	10,991
Payroll loans	1,868	0	(131)	431	1,136	(1,336)	(270)	1,698
Vehicles	628	0	(65)	104	598	(283)	(437)	545
Mortgage loans	283	0	(151)	7	298	(22)	(141)	274
Corporate	12,372	(113)	(1,347)	137	1,032	(1,172)	(1,204)	9,705
Small and medium businesses	7,157	(22)	(505)	742	1,610	(2,471)	(673)	5,838
Foreign loans - Latin America	5,921	(132)	(1,002)	1,261	3,025	(1,384)	(1,708)	5,981

Total	44,439	(267)	(3,872)	4,061	13,463	(13,547)	(4,706)	39,571

Consolidated 3 Stages	Beginning balance at 12/31/2017	Derecognition	Acquisition / (Settlement)	Closing balance at 12/31/2018
Individuals	193,385	(8,520)	27,699	212,564
Credit card	67,413	(3,155)	13,997	78,255
Personal loans	27,295	(3,724)	5,972	29,543
Payroll loans	44,716	(1,336)	3,498	46,878
Vehicles	14,165	(283)	2,038	15,920
Mortgage loans	39,796	(22)	2,194	41,968
Corporate	107,647	(1,172)	(3,832)	102,643
Small and medium businesses	60,290	(2,471)	10,993	68,812
Foreign loans - Latin America	136,397	(1,384)	17,059	152,072

Total	497,719	(13,547)	51,919	536,091

Reconciliation of gross portfolio of Loan Operations and Lease Operations, segregated by stages:

Stage 1	Beginning balance at 12/31/2016	Transfer to Stage 2	Transfer to Stage 3	Cure from the Stage 2	Cure from the Stage 3	Derecognition	Acquisition / (Settlement)	Closing balance at 12/31/2017
Individuals	151,645	(3,925)	(2,346)	2,747	72	—	13,171	161,364
Credit card	48,772	(1,191)	(176)	1,513	10	—	8,145	57,073
Personal loans	11,068	(621)	(907)	313	6	—	2,431	12,290
Payroll loans	42,360	(412)	(866)	225	33	—	775	42,115
Vehicles	13,482	(733)	(338)	211	9	—	(81)	12,550
Mortgage loans	35,963	(968)	(59)	485	14	—	1,901	37,336
Corporate	104,359	(884)	(731)	894	4	—	(12,200)	91,442
Small and medium businesses	43,047	(1,599)	(701)	901	10	—	5,474	47,132
Foreign loans - Latin America	113,441	(5,913)	(1,589)	1,501	74	—	9,934	117,448

Total	412,492	(12,321)	(5,367)	6,043	160	—	16,379	417,386

Stage 2	Beginning balance at 12/31/2016	Transfer to Stage 1	Transfer to Stage 3	Cure from the Stage 1	Cure from the Stage 3	Derecognition	Acquisition / (Settlement)	Closing balance at 12/31/2017
Individuals	14,248	(2,747)	(2,282)	3,925	665	—	(777)	13,032
Credit card	6,634	(1,513)	(722)	1,191	12	—	425	6,027
Personal loans	3,534	(313)	(872)	621	515	—	(377)	3,108
Payroll loans	771	(225)	(241)	412	44	—	(28)	733
Vehicles	1,269	(211)	(297)	733	39	—	(546)	987
Mortgage loans	2,040	(485)	(150)	968	55	—	(251)	2,177
Corporate	5,877	(894)	(434)	884	90	—	(1,690)	3,833
Small and medium businesses	7,815	(901)	(946)	1,599	428	—	(1,994)	6,001
Foreign loans - Latin America	8,964	(1,501)	(1,246)	5,913	134	—	764	13,028

Total	36,904	(6,043)	(4,908)	12,321	1,317	—	(3,697)	35,894

Stage 3	Beginning balance at 12/31/2016	Transfer to Stage 1	Transfer to Stage 2	Cure from the Stage 1	Cure from the Stage 2	Derecognition	Acquisition/ (Settlement)	Closing balance at 12/31/2017
Individuals	20,574	(72)	(665)	2,346	2,282	(10,728)	5,252	18,989
Credit card	4,457	(10)	(12)	176	722	(3,891)	2,871	4,313
Personal loans	13,328	(6)	(515)	907	872	(5,190)	2,501	11,897
Payroll loans	1,729	(33)	(44)	866	241	(1,177)	286	1,868
Vehicles	815	(9)	(39)	338	297	(433)	(341)	628
Mortgage loans	245	(14)	(55)	59	150	(37)	(65)	283
Corporate	11,525	(4)	(90)	731	434	(956)	732	12,372
Small and medium businesses	8,985	(10)	(428)	701	946	(3,648)	611	7,157
Foreign loans - Latin America	4,371	(74)	(134)	1,589	1,246	(1,105)	28	5,921

Total	45,455	(160)	(1,317)	5,367	4,908	(16,437)	6,623	44,439

Consolidated 3 Stages					Beginning balance at 12/31/2016	Derecognition	Acquisition/ (Settlement)	Closing balance at 12/31/2017
Individuals					186,467	(10,728)	17,646	193,385
Credit card					59,863	(3,891)	11,441	67,413
Personal loans					27,930	(5,190)	4,555	27,295
Payroll loans					44,860	(1,177)	1,033	44,716
Vehicles					15,566	(433)	(968)	14,165
Mortgage loans					38,248	(37)	1,585	39,796
Corporate					121,761	(956)	(13,158)	107,647
Small and medium businesses					59,847	(3,648)	4,091	60,290
Foreign loans - Latin America					126,776	(1,105)	10,726	136,397

Total					494,851	(16,437)	19,305	497,719

c) Expected credit loss

Reconciliation of expected loan losses for Loan operations and lease operations, segregated by stages:

Stage 1	Beginning balance at 01/01/2018	Transfer to Stage 2	Transfer to Stage 3	Cure from the Stage 2	Cure from the Stage 3	Derecognition	Net increase/ (Reversal)	Closing balance at 12/31/2018
Individuals	(3,834)	708	313	(388)	0	0	(691)	(3,892)
Credit card	(2,135)	303	70	(246)	0	0	7	(2,001)
Personal loans	(759)	250	153	(39)	0	0	(568)	(963)
Payroll loans	(805)	98	82	(79)	0	0	(73)	(777)
Vehicles	(123)	55	8	(16)	0	0	(65)	(141)
Mortgage loans	(12)	2	0	(8)	0	0	8	(10)
Corporate	(451)	7	1	(259)	(85)	0	256	(531)
Small and medium businesses	(1,149)	213	75	(177)	(4)	0	(70)	(1,112)
Foreign loans - Latin America	(1,013)	142	20	(659)	(45)	0	159	(1,396)

Total	(6,447)	1,070	409	(1,483)	(134)	0	(346)	(6,931)

Stage 2	Beginning balance at 01/01/2018	Transfer to Stage 1	Transfer to Stage 3	Cure from the Stage 1	Cure from the Stage 3	Derecognition	Net increase / (Reversal)	Closing balance at 12/31/2018
Individuals	(2,209)	388	3,258	(708)	(145)	0	(2,700)	(2,116)
Credit card	(1,261)	246	1,309	(303)	(29)	0	(1,048)	(1,086)
Personal loans	(567)	39	1,194	(250)	(78)	0	(1,013)	(675)
Payroll loans	(262)	79	628	(98)	(13)	0	(577)	(243)
Vehicles	(108)	16	113	(55)	(16)	0	(44)	(94)
Mortgage loans	(11)	8	14	(2)	(9)	0	(18)	(18)
Corporate	(1,174)	259	193	(7)	(147)	0	281	(595)
Small and medium businesses	(701)	177	430	(213)	(195)	0	(55)	(557)
Foreign loans - Latin America	(1,223)	659	406	(142)	(405)	0	(478)	(1,183)

Total	(5,307)	1,483	4,287	(1,070)	(892)	0	(2,952)	(4,451)

Stage 3	Beginning balance at 01/01/2018	Transfer to Stage 1	Transfer to Stage 2	Cure from the Stage 1	Cure from the Stage 2	Derecognition	Net increase / (Reversal)	Closing balance at 12/31/2018
Individuals	(8,787)	0	145	(313)	(3,258)	8,520	(4,724)	(8,417)
Credit card	(3,288)	0	29	(70)	(1,309)	3,155	(1,507)	(2,990)
Personal loans	(3,812)	0	78	(153)	(1,194)	3,724	(2,452)	(3,809)
Payroll loans	(1,301)	0	13	(82)	(628)	1,336	(597)	(1,259)
Vehicles	(316)	0	16	(8)	(113)	283	(150)	(288)
Mortgage loans	(70)	0	9	0	(14)	22	(18)	(71)
Corporate	(9,827)	85	147	(1)	(193)	1,172	376	(8,241)
Small and medium businesses	(3,554)	4	195	(75)	(430)	2,471	(1,474)	(2,863)
Foreign loans - Latin America	(2,547)	45	405	(20)	(406)	1,384	(1,467)	(2,606)

Total	(24,715)	134	892	(409)	(4,287)	13,547	(7,289)	(22,127)

Consolidated 3 Stages					Beginning balance at 01/01/2018	Derecognition	Net increase / (Reversal) (1)	Closing balance at 12/31/2018 (2)
Individuals					(14,830)	8,520	(8,115)	(14,425)
Credit card					(6,684)	3,155	(2,548)	(6,077)
Personal loans					(5,138)	3,724	(4,033)	(5,447)
Payroll loans					(2,368)	1,336	(1,247)	(2,279)
Vehicles					(547)	283	(259)	(523)
Mortgage loans					(93)	22	(28)	(99)
Corporate					(11,452)	1,172	913	(9,367)
Small and medium businesses					(5,404)	2,471	(1,599)	(4,532)
Foreign loans - Latin America					(4,783)	1,384	(1,786)	(5,185)

Total					(36,469)	13,547	(10,587)	(33,509)

(1)	Change in macroeconomic scenarios used gave rise, in the fourth quarter, the recognition of a provision for Expected Loss in the amount of R$ 41.
(2)	Comprises Expected Loan Losses for Financial Guarantees Pledged R$ (1,191) (R$ (1,907) at 01/01/2018) and Commitments to be Released R$ (2,601) (R$ (3,015) at 01/01/2018).

Reconciliation of expected loan losses for Loan operations and lease operations, segregated by stages:

Stage 1	Beginning balance at 01/01/2017	Transfer to Stage 2	Transfer to Stage 3	Cure from the Stage 2	Cure from the Stage 3	Derecognition	Net increase / (Reversal)	Closing balance at 12/31/2017
Individuals	(3,352)	107	118	(220)	(22)	—	(465)	(3,834)
Credit card	(1,685)	50	21	(135)	(6)	—	(380)	(2,135)
Personal loans	(733)	29	56	(24)	(9)	—	(78)	(759)
Payroll loans	(787)	12	33	(40)	(4)	—	(19)	(805)
Vehicles	(135)	15	8	(16)	(2)	—	7	(123)
Mortgage loans	(12)	1	—	(5)	(1)	—	5	(12)
Corporate	(616)	7	6	(104)	(23)	—	279	(451)
Small and medium businesses	(1,016)	51	29	(79)	(6)	—	(128)	(1,149)
Foreign loans - Latin America	(702)	97	31	(66)	(50)	—	(323)	(1,013)

Total	(5,686)	262	184	(469)	(101)	—	(637)	(6,447)

Stage 2	Beginning balance at 01/01/2017	Transfer to Stage 1	Transfer to Stage 3	Cure from the Stage 1	Cure from the Stage 3	Derecognition	Net increase / (Reversal)	Closing balance at 12/31/2017
Individuals	(2,232)	220	721	(107)	(112)	—	(699)	(2,209)
Credit card	(1,145)	135	293	(50)	(5)	—	(489)	(1,261)
Personal loans	(662)	24	261	(29)	(57)	—	(104)	(567)
Payroll loans	(251)	40	121	(12)	(27)	—	(133)	(262)
Vehicles	(147)	16	43	(15)	(14)	—	9	(108)
Mortgage loans	(27)	5	3	(1)	(9)	—	18	(11)
Corporate	(1,501)	104	89	(7)	(36)	—	177	(1,174)
Small and medium businesses	(898)	79	182	(51)	(153)	—	140	(701)
Foreign loans - Latin America	(471)	66	124	(97)	(55)	—	(790)	(1,223)

Total	(5,102)	469	1,116	(262)	(356)	—	(1,172)	(5,307)

Stage 3	Beginning balance at 01/01/2017	Transfer to Stage 1	Transfer to Stage 2	Cure from the Stage 1	Cure from the Stage 2	Derecognition	Net increase / (Reversal)	Closing balance at 12/31/2017
Individuals	(9,206)	22	112	(118)	(721)	10,728	(9,604)	(8,787)
Credit card	(2,863)	6	5	(21)	(293)	3,891	(4,013)	(3,288)
Personal loans	(4,643)	9	57	(56)	(261)	5,190	(4,108)	(3,812)
Payroll loans	(1,246)	4	27	(33)	(121)	1,177	(1,109)	(1,301)
Vehicles	(393)	2	14	(8)	(43)	433	(321)	(316)
Mortgage loans	(61)	1	9	—	(3)	37	(53)	(70)
Corporate	(8,972)	23	36	(6)	(89)	956	(1,775)	(9,827)
Small and medium businesses	(4,452)	6	153	(29)	(182)	3,648	(2,698)	(3,554)
Foreign loans - Latin America	(1,107)	50	55	(31)	(124)	1,105	(2,495)	(2,547)

Total	(23,737)	101	356	(184)	(1,116)	16,437	(16,572)	(24,715)

Consolidated 3 Stages					Beginning balance at 01/01/2017	Derecognition	Net increase / (Reversal)	Closing balance at 12/31/2017 (*)
Individuals					(14,790)	10,728	(10,768)	(14,830)
Credit card					(5,693)	3,891	(4,882)	(6,684)
Personal loans					(6,038)	5,190	(4,290)	(5,138)
Payroll loans					(2,284)	1,177	(1,261)	(2,368)
Vehicles					(675)	433	(305)	(547)
Mortgage loans					(100)	37	(30)	(93)
Corporate					(11,089)	956	(1,319)	(11,452)
Small and medium businesses					(6,366)	3,648	(2,686)	(5,404)
Foreign loans - Latin America					(2,280)	1,105	(3,608)	(4,783)

Total					(34,525)	16,437	(18,381)	(36,469)

(*)	Comprises Expected Loan Losses for Financial Guarantees Pledged R$ (1,907) (R$ (1,580) at 01/01/2017) and Commitments to be Released R$ (3,015) (R$ (2,691) at 01/01/2017).

Reconciliation of expected loan losses for Loan operations and lease operations, segregated by stages:

Stage 1	Beginning balance at 01/01/2016	Transfer to Stage 2	Transfer to Stage 3	Cure from the Stage 2	Cure from the Stage 3	Derecognition	Net increase / (Reversal)	Closing balance at 12/31/2016
Individuals	(4,035)	161	1,387	(188)	(104)	—	(573)	(3,352)
Credit card	(2,096)	32	761	(37)	(4)	—	(341)	(1,685)
Personal loans	(886)	76	337	(82)	(66)	—	(112)	(733)
Payroll loans	(811)	38	221	(21)	(15)	—	(199)	(787)
Vehicles	(230)	15	67	(40)	(13)	—	66	(135)
Mortgage loans	(12)	—	1	(8)	(6)	—	13	(12)
Corporate	(2,826)	136	355	(172)	—	—	1,891	(616)
Small and medium businesses	(2,033)	115	603	(170)	(121)	—	590	(1,016)
Foreign loans - Latin America	(438)	6	254	(108)	(7)	—	(409)	(702)

Total	(9,332)	418	2,599	(638)	(232)	—	1,499	(5,686)

Stage 2	Beginning balance at 01/01/2016	Transfer to Stage 1	Transfer to Stage 3	Cure from the Stage 1	Cure from the Stage 3	Derecognition	Net increase / (Reversal)	Closing balance at 12/31/2016
Individuals	(1,907)	188	860	(161)	(6,528)	—	5,316	(2,232)
Credit card	(797)	37	418	(32)	(2,403)	—	1,632	(1,145)
Personal loans	(718)	82	329	(76)	(2,881)	—	2,602	(662)
Payroll loans	(221)	21	54	(38)	(913)	—	846	(251)
Vehicles	(155)	40	55	(15)	(309)	—	237	(147)
Mortgage loans	(16)	8	4	—	(22)	—	(1)	(27)
Corporate	(2,078)	172	684	(136)	(1,558)	—	1,415	(1,501)
Small and medium businesses	(721)	170	287	(115)	(3,037)	—	2,518	(898)
Foreign loans - Latin America	(281)	108	92	(6)	(190)	—	(194)	(471)

Total	(4,987)	638	1,923	(418)	(11,313)	—	9,055	(5,102)

Stage 3	Beginning balance at 01/01/2016	Transfer to Stage 1	Transfer to Stage 2	Cure from the Stage 1	Cure from the Stage 2	Derecognition	Net increase / (Reversal)	Closing balance at 12/31/2016
Individuals	(9,697)	103	6,528	(1,387)	(860)	12,103	(15,996)	(9,206)
Credit card	(3,158)	4	2,403	(761)	(418)	4,641	(5,574)	(2,863)
Personal loans	(4,850)	66	2,881	(337)	(329)	5,592	(7,666)	(4,643)
Payroll loans	(1,074)	15	913	(221)	(54)	1,151	(1,976)	(1,246)
Vehicles	(565)	13	309	(67)	(55)	671	(699)	(393)
Mortgage loans	(50)	5	22	(1)	(4)	48	(81)	(61)
Corporate	(3,155)	—	1,558	(355)	(684)	2,995	(9,331)	(8,972)
Small and medium businesses	(4,462)	121	3,037	(603)	(287)	3,862	(6,120)	(4,452)
Foreign loans - Latin America	(400)	7	190	(254)	(92)	1,014	(1,572)	(1,107)

Total	(17,714)	231	11,313	(2,599)	(1,923)	19,974	(33,019)	(23,737)

Consolidated 3 Stages					Beginning balance at 01/01/2016	Derecognition	Net increase / (Reversal)	Closing balance at 12/31/2016 (*)
Individuals					(15,639)	12,103	(11,254)	(14,790)
Credit card					(6,051)	4,641	(4,283)	(5,693)
Personal loans					(6,454)	5,592	(5,176)	(6,038)
Payroll loans					(2,106)	1,151	(1,329)	(2,284)
Vehicles					(950)	671	(396)	(675)
Mortgage loans					(78)	48	(70)	(100)
Corporate					(8,059)	2,995	(6,025)	(11,089)
Small and medium businesses					(7,216)	3,862	(3,012)	(6,366)
Foreign loans - Latin America					(1,119)	1,014	(2,175)	(2,280)

Total					(32,033)	19,974	(22,466)	(34,525)

(*)	Comprises Expected Loan Losses for Financial Guarantees Pledged R$ (1,580) and Commitments to be Released R$ (2,691).

d)	Present value of lease operations (as lessor)

Below is the analysis of the present value of the future minimum payments receivable from Finance Leases by maturity: The portfolio is composed of lease of vehicles, machines, equipment and real estate contracted in by individuals and legal entities in Brazil and abroad:

	12/31/2018
	Minimum future	Future financial	Present
	payments	income	value
Current	2,007	(708)	1,299
Up to 1 year	2,007	(708)	1,299
Non-current	8,518	(2,265)	6,253
From 1 to 5 years	4,390	(2,038)	2,352
Over 5 years	4,128	(227)	3,901

Total	10,525	(2,973)	7,552

	12/31/2017
	Minimum future	Future financial	Present
	payments	income	value
Current	3,292	(1,898)	1,394
Up to 1 year	3,292	(1,898)	1,394
Non-current	9,223	(2,859)	6,364
From 1 to 5 years	5,334	(2,803)	2,531
Over 5 years	3,889	(56)	3,833

Total	12,515	(4,757)	7,758

The allowance for loan and lease losses related to the lease portfolio amounts to: R$ 243 (R$ 322 at 12/31/2017).

e)	Operations of securitization or transfers and acquisition of financial assets

ITAÚ UNIBANCO HOLDING carried out operations of securitization or transfer of financial assets in which there was retention of credit risks of financial assets transferred through co-obligation covenants. Thus, such credits continued recorded in the Consolidated Balance Sheet and are represented as follows:

	12/31/2018				12/31/2017
	Assets		Liabilities (*)		Assets		Liabilities (*)
Nature of operation	Book value	Fair value	Book value	Fair value	Book value	Fair value	Book value	Fair value
Mortgage loan	1,941	1,925	1,939	1,920	2,460	2,405	2,453	2,390
Working capital	2,140	2,140	2,128	2,128	2,651	2,651	2,570	2,570
Other	0	0	4	4	—	—	6	6

Total	4,081	4,065	4,071	4,052	5,111	5,056	5,029	4,966

(*)	Under Interbank Market Debt.

Operations of transfers of financial assets with no retention of risks and benefits generated impact on the result of R$ 372 in the period from January 1 to december 31, 2018 (R$ 393 from January 1 to December 31, 2017), net of the Allowance for Loan Losses.